Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	$ 98	$ 77
Interest costs	113	124
Expected return on plan assets	(176)	(161)
Amortization of actuarial losses (gains)	33	24
Amortization of past service credits/plan amendments	(1)	(1)
Regulatory adjustments	0	2
Net Benefit Cost	67	65
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	32	27
Interest costs	22	25
Expected return on plan assets	(19)	(16)
Amortization of actuarial losses (gains)	(5)	(4)
Amortization of past service credits/plan amendments	(2)	(7)
Regulatory adjustments	4	3
Net Benefit Cost	$ 32	$ 28